Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2026
Supplemental Cash Flow Elements [Abstract]
Schedule of Restrictions on Cash and Cash Equivalents
Our restricted cash balances are as follows:

(in thousands of $)	June 30, 2026	December 31, 2025
Restricted cash in relation to the FLNG Gimi (1)	36,861	38,424
Restricted cash relating to office lease	1,093	1,085
Restricted cash held by lessor VIE (2)	33	11,429
Restricted cash relating to the LNG Hrvatska O&M Agreement (3)	—	13,258
Total restricted cash	37,987	64,196
Less: Amounts included in current restricted cash	(33)	(24,695)
Non-current restricted cash	37,954	39,501
(1) The restricted balance relates to amounts held in a debt service reserve account under the $1.2 billion Gimi facility (note 15), which is required to be maintained throughout the term of the facility.
(2) This is held by lessor VIE that we are required to consolidate (note 9).
(3) In January 2026, performance guarantees under the LNG Hrvatska O&M Agreement were released following the discharge of those guarantees in connection with the deed of termination, with no further obligations thereafter.